Fair value measurement (Details 2) - Wealth management products - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term investments
Gross unrealized gains	¥ 54,813	¥ 627	¥ 23,755
Impairment charges	¥ 0	¥ 0	¥ 0